Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions	Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank's board of directors, the Bank's executive vice presidents, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm's-length transactions or, when this was not the case, the related compensation in kind was recognized.

EUR million
	2020
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	8,473	—	24	95
Cash, cash balances at central banks and other deposits on demand	151	—	—	—
Loans and advances: credit institutions	562	—	—	—
Loans and advances: customers	6,934	—	24	95
Debt instruments	423	—	—	—
Others	403	—	—	—

Liabilities	3,593	4	16	159
Financial liabilities: credit institutions	944	—	—	—
Financial liabilities: customers	2,557	4	16	159
Marketable debt securities	12	—	—	—
Others	80	—	—	—

Income statement	1,269	—	—	3
Interest income	106	—	—	2
Interest expense	(8)	—	—	—
Gains/losses on financial assets and liabilities and others	49	—	—	—
Commission income	1,154	—	—	1
Commission expense	(32)	—	—	—

Other	4,097	1	1	52
Financial guarantees granted and Others	14	—	—	3
Loan commitments and Other commitments granted	253	1	1	13
Derivative financial instruments	3,830	—	—	36

EUR million
	2019
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	9,659	—	26	104
Cash, cash balances at central banks and other deposits on demand	740	—	—	—
Loans and advances: credit institutions	961	—	—	—
Loans and advances: customers	6,950	—	26	104
Debt instruments	848	—	—	—
Others	160	—	—	—

Liabilities	2,689	41	12	57
Financial liabilities: credit institutions	563	—	—	—
Financial liabilities: customers	2,064	41	12	57
Marketable debt securities	—	—	—	—
Others	62	—	—	—

Income statement	1,386	—	—	2
Interest income	111	—	—	1
Interest expense	(15)	—	—	—
Gains/losses on financial assets and liabilities and others	47	—	—	—
Commission income	1,269	—	—	1
Commission expense	(26)	—	—	—

Other	4,219	7	3	49
Financial guarantees granted and Others	17	5	2	38
Loan commitments and Other commitments granted	197	1	1	6
Derivative financial instruments	4,005	1	—	5

EUR million
	2018
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	7,202	—	30	256
Cash, cash balances at central banks and other deposits on demand	—	—	—	—
Loans and advances: credit institutions	704	—	—	—
Loans and advances: customers	6,142	—	30	256
Debt instruments	295	—	—	—
Others	61	—	—	—

Liabilities	1,650	19	12	363
Financial liabilities: credit institutions	8	—	—	—
Financial liabilities: customers	1,596	19	12	363
Marketable debt securities	8	—	—	—
Others	38	—	—	—

Income statement	993	—	—	31
Interest income	73	—	—	14
Interest expense	(3)	—	—	(1)
Gains/losses on financial assets and liabilities and others	82	—	—	—
Commission income	853	—	—	18
Commission expense	(12)	—	—	—

Other	4,707	9	3	782
Financial guarantees granted and Others	21	7	1	508
Loan commitments and Other commitments granted	393	1	2	64
Derivative financial instruments	4,293	1	—	210